Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Propery and Equipment

The estimated useful lives for significant property and equipment categories are as follows:

Computer equipment and software	3 years
Furniture, fixtures, and equipment	3-5 years
Leasehold improvements and capital leases	Shorter of remaining lease term or estimated useful life

Net Revenue Disaggregated by Sales Channel and Geographic Region

Net Revenue by Category. The following table sets forth the Company’s net revenue disaggregated by sales channel and geographic region based on the billing addresses of its customers:

	Three Months Ended September 30, 2018 (in thousands)
	Direct	Wholesale	Managed SaaS	Total
North America	$24,343	$136	$116	$24,595
Other	77	—	—	77

Total net revenue	$24,420	$136	$116	$24,672

	Three Months Ended September 30, 2019 (in thousands)
	Direct	Wholesale	Managed SaaS	Total
North America	$40,007	$259	$318	$40,584
Other	19	—	—	19

Total net revenue	$40,026	$259	$318	$40,603

	Nine Months Ended September 30, 2018 (in thousands)
	Direct	Wholesale	Managed SaaS	Total
North America	$49,498	$3,668	$184	$53,350
Other	164	62	—	226

Total net revenue	$49,662	$3,730	$184	$53,576

	Nine Months Ended September 30, 2019 (in thousands)
	Direct	Wholesale	Managed SaaS	Total
North America	$86,312	$1,171	$1,248	$88,731
Other	86	—	—	86

Total net revenue	$86,398	$1,171	$1,248	$88,817

Net Revenue by Category: The following table sets forth the Company’s net revenue disaggregated by sales channel and geographic region based on the billing addresses of its customers:

	Direct	Year-Ended December 31, 2017
		Wholesale	Managed SaaS	Total
North America	$35,356	$491	$—	$35,847
Other	612	—	—	612

Total net revenue	$35,968	$491	$—	$36,459

	Direct	Year-Ended December 31, 2018
		Wholesale	Managed SaaS	Total
North America	$68,884	$3,666	$496	$73,046
Other	171	62	—	233

Total net revenue	$69,055	$3,728	$496	$73,279